Other assets - Summary Of Detailed Information About Other Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [LineItem]
Cost to obtain contract amortization	₨ 892	₨ 902	₨ 1,257
Costs to fulfil contract amortization	₨ 58	₨ 54	₨ 0